Interim Condensed Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Interim Condensed Consolidated Statements of Comprehensive Income [Abstract]
Unrealized change in investment securities, tax effect	$ 17
Reclassification adjustments for losses of investment securities, tax effect	20
Cash flow hedging derivatives, tax effect	287
Reclassification adjustments for Loss (income) of hedging derivatives, tax effect	$ 163